Expense Example {- Fintech Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Fintech Portfolio - FinTech Portfolio	Nov. 12, 2021 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096